Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	$ 627,598,000	$ 651,483,000	$ 607,219,000
Americas (primarily the United States) [Member]
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	389,770,000	415,428,000	388,323,000
EMEA [Member[
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	155,942,000	141,660,000	130,296,000
Asia Pacific [Member]
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	81,886,000	94,395,000	$ 88,600,000
Israel [Member]
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	$ 5.5	$ 5.4